Third Quarter Report
September 30, 2023 (Unaudited)
Columbia Variable Portfolio – Long Government/Credit Bond Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Long Government/Credit Bond Fund, September 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Agency 0.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States Small Business Administration
Series 2016-20L Class 1
12/01/2036	2.810%	2,659,470	2,360,261
Series 2017-20E Class 1
05/01/2037	2.880%	241,106	214,299
Series 2017-20F Class 1
06/01/2037	2.810%	2,018,118	1,784,810
Series 2017-20G Class 1
07/01/2037	2.980%	1,724,596	1,533,972
Series 2017-20H Class 1
08/01/2037	2.750%	1,661,524	1,466,897
Series 2017-20I Class 1
09/01/2037	2.590%	2,496,415	2,192,346
Total Asset-Backed Securities — Agency (Cost $10,801,228)			9,552,585

Corporate Bonds & Notes 49.2%

Aerospace & Defense 3.9%
BAE Systems PLC(a)
02/15/2031	1.900%	14,330,000	11,038,076
Boeing Co. (The)
05/01/2034	3.600%	5,202,000	4,201,559
08/01/2059	3.950%	11,129,000	7,300,775
05/01/2060	5.930%	2,480,000	2,231,148
L3Harris Technologies, Inc.
07/31/2033	5.400%	2,910,000	2,796,996
Lockheed Martin Corp.
02/15/2055	5.200%	3,290,000	3,043,278
Northrop Grumman Corp.
06/01/2043	4.750%	735,000	628,353
10/15/2047	4.030%	6,765,000	5,168,867
03/15/2053	4.950%	3,876,000	3,380,906
United Technologies Corp.
06/01/2036	6.050%	256,000	255,238
07/15/2038	6.125%	7,990,000	7,941,894
11/01/2046	3.750%	8,648,000	6,107,855
Total			54,094,945
Automotive 0.2%
General Motors Co.
04/01/2048	5.400%	2,835,000	2,236,793
Banking 7.2%
Bank of America Corp.(b)
10/24/2031	1.922%	8,270,000	6,237,896
02/04/2033	2.972%	14,212,000	11,207,841
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated
09/21/2036	2.482%	5,337,000	3,901,044
Citigroup, Inc.(b)
06/03/2031	2.572%	8,233,000	6,562,746
01/25/2033	3.057%	6,748,000	5,317,804
Goldman Sachs Group, Inc. (The)(b)
07/21/2032	2.383%	14,215,000	10,821,128
HSBC Holdings PLC(b)
05/24/2032	2.804%	9,819,000	7,603,874
11/22/2032	2.871%	7,818,000	6,009,964
Subordinated
06/20/2034	6.547%	2,105,000	2,003,209
JPMorgan Chase & Co.(b)
11/15/2048	3.964%	12,044,000	8,775,956
Morgan Stanley(b)
07/21/2032	2.239%	4,134,000	3,116,599
07/21/2034	5.424%	1,055,000	996,647
Subordinated
09/16/2036	2.484%	9,260,000	6,766,805
US Bancorp(b)
06/12/2034	5.836%	3,488,000	3,285,738
Wells Fargo & Co.(b)
04/25/2053	4.611%	21,541,000	16,872,403
Total			99,479,654
Cable and Satellite 2.1%
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	17,780,000	13,564,137
06/30/2062	3.950%	4,652,000	2,629,902
Comcast Corp.
11/01/2056	2.937%	9,750,000	5,540,277
05/15/2064	5.500%	1,760,000	1,595,406
NBCUniversal Media LLC
01/15/2043	4.450%	7,282,000	5,951,350
Total			29,281,072
Chemicals 0.1%
LYB International Finance III LLC
04/01/2051	3.625%	2,550,000	1,624,689
Construction Machinery 0.4%
Caterpillar, Inc.
09/19/2049	3.250%	2,755,000	1,930,047
United Rentals North America, Inc.
02/15/2031	3.875%	4,075,000	3,390,069
Total			5,320,116
2	Columbia Variable Portfolio – Long Government/Credit Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Long Government/Credit Bond Fund, September 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Diversified Manufacturing 0.4%
Carrier Global Corp.
04/05/2050	3.577%	9,245,000	6,246,313
Electric 6.4%
AEP Texas, Inc.
01/15/2050	3.450%	13,470,000	8,678,591
05/15/2052	5.250%	1,840,000	1,577,183
AES Corp. (The)
01/15/2031	2.450%	1,790,000	1,374,876
Berkshire Hathaway Energy Co.
05/01/2053	4.600%	5,191,000	4,037,601
CenterPoint Energy, Inc.
09/01/2049	3.700%	4,290,000	2,866,566
Dominion Resources, Inc.
12/01/2044	4.700%	5,510,000	4,387,100
Duke Energy Corp.
08/15/2052	5.000%	18,745,000	15,559,788
Emera US Finance LP
06/15/2046	4.750%	6,725,000	4,965,910
Eversource Energy
08/15/2030	1.650%	6,764,000	5,175,654
Exelon Corp.
03/15/2052	4.100%	8,365,000	6,029,921
03/15/2053	5.600%	4,950,000	4,506,194
FirstEnergy Corp.
03/01/2050	3.400%	3,370,000	2,094,241
Georgia Power Co.
03/15/2042	4.300%	8,717,000	6,981,029
Jersey Central Power & Light Co.(a)
03/01/2032	2.750%	2,179,000	1,707,829
MidAmerican Energy Co.
09/15/2054	5.850%	3,483,000	3,433,154
Pacific Gas and Electric Co.
07/01/2050	4.950%	9,395,000	7,013,840
PacifiCorp
05/15/2054	5.500%	970,000	821,840
Virginia Electric and Power Co.
08/15/2053	5.700%	2,737,000	2,568,872
Xcel Energy, Inc.
06/01/2032	4.600%	3,345,000	3,033,986
12/01/2049	3.500%	2,902,000	1,889,790
Total			88,703,965
Environmental 0.4%
GFL Environmental, Inc.(a)
09/01/2028	3.500%	5,905,000	5,079,924
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Food and Beverage 3.0%
Bacardi Ltd.(a)
05/15/2038	5.150%	9,541,000	8,345,867
05/15/2048	5.300%	2,402,000	2,071,945
Constellation Brands, Inc.
05/01/2033	4.900%	18,208,000	16,912,861
Mars, Inc.(a)
04/20/2033	4.750%	12,505,000	11,809,494
Tyson Foods, Inc.
09/28/2048	5.100%	3,305,000	2,686,336
Total			41,826,503
Health Care 1.7%
Cigna Corp.
03/15/2050	3.400%	7,765,000	5,108,378
CVS Health Corp.
07/20/2045	5.125%	12,440,000	10,464,536
03/25/2048	5.050%	1,335,000	1,109,083
HCA, Inc.
03/15/2052	4.625%	5,789,000	4,343,448
New York and Presbyterian Hospital (The)
08/01/2036	3.563%	3,425,000	2,686,176
Total			23,711,621
Healthcare Insurance 2.8%
Aetna, Inc.
11/15/2042	4.125%	4,360,000	3,246,995
08/15/2047	3.875%	1,927,000	1,346,595
Anthem, Inc.
08/15/2044	4.650%	3,500,000	2,888,600
Centene Corp.
02/15/2030	3.375%	5,874,000	4,901,370
03/01/2031	2.500%	9,425,000	7,247,574
UnitedHealth Group, Inc.
02/15/2053	5.875%	11,900,000	11,947,689
04/15/2053	5.050%	2,510,000	2,246,634
04/15/2063	5.200%	5,287,000	4,716,181
Total			38,541,638
Independent Energy 0.2%
Canadian Natural Resources Ltd.
02/15/2037	6.500%	2,580,000	2,518,497
Integrated Energy 0.4%
BP Capital Markets America, Inc.
03/17/2052	3.001%	1,780,000	1,093,325
Cenovus Energy, Inc.
02/15/2052	3.750%	6,384,000	4,220,275

Columbia Variable Portfolio – Long Government/Credit Bond Fund | Third Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Long Government/Credit Bond Fund, September 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Total Capital International SA
06/29/2060	3.386%	1,315,000	845,965
Total			6,159,565
Life Insurance 1.5%
MetLife, Inc.
07/15/2052	5.000%	4,428,000	3,823,726
New York Life Insurance Co.(a)
Subordinated
05/15/2050	3.750%	5,359,000	3,708,227
Northwestern Mutual Life Insurance Co. (The)(a)
Subordinated
09/30/2059	3.625%	10,183,000	6,448,286
Teachers Insurance & Annuity Association of America(a)
Subordinated
05/15/2050	3.300%	9,275,000	5,876,367
Voya Financial, Inc.
06/15/2046	4.800%	2,078,000	1,554,974
Total			21,411,580
Media and Entertainment 1.3%
Meta Platforms, Inc.
05/15/2063	5.750%	5,455,000	5,138,059
Viacom, Inc.
03/15/2043	4.375%	2,800,000	1,803,785
Warnermedia Holdings, Inc.
03/15/2062	5.391%	15,091,000	11,126,422
Total			18,068,266
Midstream 2.2%
Kinder Morgan Energy Partners LP
03/01/2043	5.000%	1,345,000	1,084,109
Kinder Morgan, Inc.
02/15/2046	5.050%	4,996,000	3,996,520
08/01/2052	5.450%	4,493,000	3,808,636
MPLX LP
04/15/2048	4.700%	1,427,000	1,081,437
03/14/2052	4.950%	5,551,000	4,320,633
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	6,020,000	4,445,543
Western Gas Partners LP
08/15/2048	5.500%	2,400,000	1,904,427
Western Midstream Operating LP(b)
02/01/2050	5.250%	3,885,000	3,005,832
Williams Companies, Inc. (The)
06/24/2044	5.750%	7,165,000	6,473,573
Total			30,120,710
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Natural Gas 1.0%
NiSource, Inc.
02/15/2043	5.250%	1,575,000	1,387,150
02/15/2044	4.800%	7,017,000	5,767,435
05/15/2047	4.375%	1,794,000	1,378,107
Sempra Energy
02/01/2048	4.000%	3,650,000	2,626,102
Southern Co Gas Capital Corp.
09/15/2033	5.750%	2,306,000	2,261,392
Total			13,420,186
Pharmaceuticals 4.3%
AbbVie, Inc.
06/15/2044	4.850%	9,111,000	7,897,668
Amgen, Inc.
03/02/2053	5.650%	1,582,000	1,478,669
02/22/2062	4.400%	4,107,000	3,045,343
03/02/2063	5.750%	18,117,000	16,730,232
Merck & Co., Inc.
05/17/2063	5.150%	8,052,000	7,367,885
Pfizer Investment Enterprises Pte., Ltd.
05/19/2043	5.110%	25,755,000	23,648,709
Total			60,168,506
Property & Casualty 0.6%
Berkshire Hathaway Finance Corp.
03/15/2052	3.850%	7,240,000	5,419,006
Liberty Mutual Group, Inc.(a)
10/15/2050	3.951%	4,435,000	2,969,750
Total			8,388,756
Railroads 0.4%
Norfolk Southern Corp.
08/01/2054	5.350%	5,665,000	5,176,654
Restaurants 0.6%
McDonald’s Corp.
08/14/2053	5.450%	9,796,000	9,174,288
Retailers 1.5%
Amazon.com, Inc.
04/13/2062	4.100%	9,325,000	7,097,128
Lowe’s Companies, Inc.
04/01/2062	4.450%	9,044,000	6,585,746
09/15/2062	5.800%	6,124,000	5,556,815
04/01/2063	5.850%	1,811,000	1,654,939
Total			20,894,628

4	Columbia Variable Portfolio – Long Government/Credit Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Long Government/Credit Bond Fund, September 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Technology 2.8%
Broadcom, Inc.(a)
11/15/2036	3.187%	12,177,000	8,732,887
Intel Corp.
08/12/2051	3.050%	7,075,000	4,272,088
International Business Machines Corp.
02/06/2053	5.100%	3,420,000	3,003,266
MSCI, Inc.(a)
11/01/2031	3.625%	5,850,000	4,784,382
NXP BV/Funding LLC/USA, Inc.
05/01/2030	3.400%	1,255,000	1,072,567
01/15/2033	5.000%	3,516,000	3,227,277
02/15/2042	3.125%	3,530,000	2,297,412
Oracle Corp.
07/08/2034	4.300%	8,105,000	6,956,536
07/15/2046	4.000%	2,500,000	1,764,182
04/01/2050	3.600%	2,661,000	1,719,826
03/25/2061	4.100%	1,518,000	1,009,333
Total			38,839,756
Tobacco 0.3%
BAT Capital Corp.
08/02/2043	7.079%	2,275,000	2,181,535
Reynolds American, Inc.
08/15/2035	5.700%	3,027,000	2,698,664
Total			4,880,199
Transportation Services 0.2%
ERAC USA Finance LLC(a)
05/01/2053	5.400%	2,809,000	2,582,205
Wireless 0.4%
T-Mobile US, Inc.
04/15/2050	4.500%	1,670,000	1,280,452
11/15/2060	3.600%	6,515,000	4,035,186
Total			5,315,638
Wirelines 2.9%
AT&T, Inc.
12/01/2057	3.800%	26,408,000	16,723,499
Telefonica Emisiones SAU
03/06/2048	4.895%	6,755,000	5,101,336
Verizon Communications, Inc.
03/15/2032	2.355%	10,860,000	8,278,463
03/22/2041	3.400%	14,500,000	10,224,576
Total			40,327,874
Total Corporate Bonds & Notes (Cost $836,726,977)			683,594,541

Foreign Government Obligations(c) 0.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mexico 0.7%
Mexico Government International Bond
05/04/2053	6.338%	10,495,000	9,572,275
Total Foreign Government Obligations (Cost $10,494,790)			9,572,275

U.S. Treasury Obligations 39.8%

U.S. Treasury
07/31/2024	3.000%	8,113,800	7,948,038
05/15/2033	3.375%	4,909,800	4,453,342
02/15/2036	4.500%	37,500,000	37,382,812
05/15/2038	4.500%	30,000,000	29,329,687
02/15/2039	3.500%	49,000,000	42,316,094
08/15/2040	3.875%	10,000,000	8,875,000
02/15/2041	4.750%	8,000,000	7,908,750
05/15/2041	4.375%	25,383,000	23,923,477
05/15/2043	2.875%	17,600,000	13,037,750
05/15/2043	3.875%	19,723,500	17,153,281
08/15/2044	3.125%	16,500,000	12,609,609
11/15/2044	3.000%	10,000,000	7,462,500
11/15/2045	3.000%	12,000,000	8,874,375
11/15/2047	2.750%	20,750,000	14,466,641
02/15/2048	3.000%	101,200,000	74,065,750
08/15/2049	2.250%	495,000	308,138
02/15/2050	2.000%	2,900,000	1,692,875
05/15/2050	1.250%	22,250,000	10,502,695
11/15/2050	1.625%	24,800,000	12,992,875
02/15/2051	1.875%	22,000,000	12,337,188
05/15/2051	2.375%	2,600,000	1,649,781
05/15/2052	2.875%	102,497,900	72,709,448
02/15/2053	3.625%	12,877,300	10,657,978
U.S. Treasury(d)
05/15/2047	3.000%	122,157,900	89,614,272
U.S. Treasury(e)
STRIPS
02/15/2040	0.000%	38,410,800	17,692,975
11/15/2041	0.000%	13,661,000	5,643,167
05/15/2043	0.000%	19,069,000	7,281,974
Total U.S. Treasury Obligations (Cost $734,571,045)			552,890,472

Money Market Funds 8.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.515%(f),(g)	116,772,465	116,737,434
Total Money Market Funds (Cost $116,712,978)		116,737,434
Total Investments in Securities (Cost: $1,709,307,018)		1,372,347,307
Other Assets & Liabilities, Net		16,027,380
Net Assets		1,388,374,687

Columbia Variable Portfolio – Long Government/Credit Bond Fund | Third Quarter Report 2023	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Long Government/Credit Bond Fund, September 30, 2023 (Unaudited)
At September 30, 2023, securities and/or cash totaling $10,038,256 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	1,826	12/2023	USD	207,764,563	—	(11,399,462)
U.S. Treasury Ultra Bond	722	12/2023	USD	85,692,375	—	(5,847,192)
Total					—	(17,246,654)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(928)	12/2023	USD	(100,282,000)	1,880,307	—
U.S. Treasury 2-Year Note	(38)	12/2023	USD	(7,703,016)	34,664	—
U.S. Treasury 5-Year Note	(111)	12/2023	USD	(11,694,891)	103,419	—
U.S. Treasury Ultra 10-Year Note	(503)	12/2023	USD	(56,115,938)	1,648,539	—
Total					3,666,929	—
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2023, the total value of these securities amounted to $75,155,239, which represents 5.41% of total net assets.
(b)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of September 30, 2023.
(c)	Principal and interest may not be guaranteed by a governmental entity.
(d)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(e)	Zero coupon bond.
(f)	The rate shown is the seven-day current annualized yield at September 30, 2023.
(g)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.515%
	70,178,871	345,919,427	(299,372,340)	11,476	116,737,434	(17,035)	3,935,149	116,772,465
Abbreviation Legend
STRIPS	Separate Trading of Registered Interest and Principal Securities
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
6	Columbia Variable Portfolio – Long Government/Credit Bond Fund | Third Quarter Report 2023

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3QT7016_12_B01_(11/23)